Revenue from contracts with customers - Contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customers
Contract liabilities, beginning balance	¥ 338,069	¥ 301,819
Revenue recognized that was included in the contract liabilities at the beginning of the period	(270,196)	(262,733)
Increases due to cash received, excluding amounts recognized as revenue during the period	350,183	298,983
Increase arising from acquisition of a subsidiary	667
Contract liabilities, end balance	¥ 418,723	¥ 338,069	¥ 301,819
Revenue recognized in the periods relating to performance obligations satisfied in previous periods			¥ 0